Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 14, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 12,079		$ 8,535	$ 9,189
Finite Lived Intangible Assets Amortization Expense Net	4,238
Finite-Lived Intangible Assets, Net	4,238		$ 1,396
Interactive Data [Member]
Business Acquisition [Line Items]
Property and equipment		$ 301
Goodwill		3,200
Deferred tax liabilities on identifiable intangible assets		(1,051)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		2,888
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		$ 296
Finite-lived Intangible Assets Acquired	2,888
Finite Lived Intangible Assets Amortization Expense Net	(7)
Finite-Lived Intangible Assets, Net	2,881
Customer Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	2,469
Finite Lived Intangible Assets Amortization Expense Net	(5)
Finite-Lived Intangible Assets, Net	2,464
Developed Technology Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	168
Finite Lived Intangible Assets Amortization Expense Net	(1)
Finite-Lived Intangible Assets, Net	167
Trademarks and Trade Names [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	33
Finite Lived Intangible Assets Amortization Expense Net	0
Finite-Lived Intangible Assets, Net	33
Market Data Provider Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	11
Finite Lived Intangible Assets Amortization Expense Net	0
Finite-Lived Intangible Assets, Net	11
Database Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	76
Finite Lived Intangible Assets Amortization Expense Net	(1)
Finite-Lived Intangible Assets, Net	75
Noncompete Agreements [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	2
Finite Lived Intangible Assets Amortization Expense Net	0
Finite-Lived Intangible Assets, Net	2
In Process Research and Development [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 129